Employee Benefit Plans (Consolidated Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Components of net periodic pension and postretirement benefit expense:
Service cost		$ 12,222	$ 9,628	$ 6,720
Interest cost		4,862	4,343	3,341
Expected return on plan assets		(5,066)	(4,357)	(3,552)
Amortization of prior service cost (credit)	300	307	307	307
Amortization of net actuarial loss	4,100	3,605	1,424	517
Settlement		0	70	0
Net periodic expense		15,930	11,415	7,333
Other Postretirement Benefits [Member]
Components of net periodic pension and postretirement benefit expense:
Service cost		396	430	319
Interest cost		821	999	992
Expected return on plan assets		0	0	0
Amortization of prior service cost (credit)	(3,700)	(1,971)	(851)	(851)
Amortization of net actuarial loss	1,200	1,021	167	133
Settlement		0	0	0
Net periodic expense		$ 267	$ 745	$ 593